Industry and geographic information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue:
Revenues	$ 22,443	$ 26,101	$ 32,600
United Kingdom & Ireland [Member]
Revenue:
Revenues	14,743	15,967	17,619
USA [Member]
Revenue:
Revenues	3,444	3,890	3,694
France [Member]
Revenue:
Revenues	3,675	2,930	1,763
Europe [Member]
Revenue:
Revenues	$ 581	$ 3,313	$ 9,524